Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MARSHALL FUNDS INC d/b/a BMO FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2011
Supplement [Text Block]	mfi1_SupplementTextBlock

BMO FUNDS

BMO Large-Cap Value Fund

Supplement dated August 15, 2012 to Prospectus dated December 29, 2011, as previously supplemented June 12, 2012

This Supplement updates certain information in the Prospectus for the BMO Large-Cap Value Fund (the "Fund"). As previously indicated in the Supplement to the Prospectus dated June 12, 2012, the investment objective of the Fund has been amended effective August 15, 2012. Accordingly, the sentence under "Fund Summary – BMO Large-Cap Value Fund – Investment Objective" is hereby deleted and replaced with the following: "To provide capital appreciation." Additionally, the fourth sentence of the paragraph under "Fund Summary – BMO-Large Cap Value Fund – Principal Investment Strategies" is hereby deleted.

BMO Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mfi1_SupplementTextBlock

BMO FUNDS

BMO Large-Cap Value Fund

Supplement dated August 15, 2012 to Prospectus dated December 29, 2011, as previously supplemented June 12, 2012

This Supplement updates certain information in the Prospectus for the BMO Large-Cap Value Fund (the "Fund"). As previously indicated in the Supplement to the Prospectus dated June 12, 2012, the investment objective of the Fund has been amended effective August 15, 2012. Accordingly, the sentence under "Fund Summary – BMO Large-Cap Value Fund – Investment Objective" is hereby deleted and replaced with the following: "To provide capital appreciation." Additionally, the fourth sentence of the paragraph under "Fund Summary – BMO-Large Cap Value Fund – Principal Investment Strategies" is hereby deleted.